33. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Assets
Cash and cash equivalents		R$ 1,645,425		R$ 826,187		R$ 1,026,862		R$ 562,207
Restricted cash		444,306		822,132
Liabilities
Loans and financing		500
Suppliers - forfeiting		554,467		365,696		78,416
Leases				4,648,068
Amortized Cost [Member]
Assets
Cash and cash equivalents		1,639,920	[1]	518,649	[1]	592,567	[2],[3]
Trade receivables		1,229,530	[1]	853,328	[1]	936,478	[2]
Deposits		1,126,609	[1],[4]	885,804	[1],[4]	655,244	[2],[5]
Other assets		140,006	[2]	478,628	[1]
Liabilities
Loans and financing	[2],[6]	7,783,284		6,443,807
Suppliers		1,296,417	[1]	1,523,952	[1]	1,471,150	[2]
Suppliers - forfeiting		554,467	[1]	365,696	[1]	78,416	[2]
Leases		6,052,780	[1]	912,145	[1]	139,110	[2]
Other labilities		164,709	[2]	147,239	[1]
Fair Value [Member]
Assets
Cash and cash equivalents		5,505		307,538		434,295	[3]
Short-term Investments		953,762		478,364		955,589	[3]
Restricted cash		444,306		822,132		268,047
Derivative assets		147,469				40,647
Liabilities
Loans and financing		626,557
Derivatives		R$ 20,350		R$ 409,662		R$ 34,457

[1]	Items classified as amortized cost refer to credits, indebtedness with private institutions which, in any early settlement, there are no substantial alterations in relation to the values recorded, except the amounts related to Perpetual Notes and Senior Notes, as disclosed in Note 18. The fair values approximate the book values, according to the short-term maturity period of these assets and liabilities.
[2]	Items classified as amortized cost refer to credits, debt with private institutions which, in any early settlement, there are no substantial alterations in relation to the values recorded, except the amounts related to Perpetual Notes and Senior Notes, as disclosed in Note 16. The fair values approximate the book values, according to the short-term maturity period of these assets and liabilities.
[3]	The Company manages its financial investments to pay its short-term operational expenses.
[4]	Excludes judicial deposits, as described in Note 14.
[5]	Excludes judicial deposits, described in Note 11.
[6]	The amount on December 31, 2019, classified as measured at fair value through profit or loss, is related to the derivative contracted through Exchange Senior Notes. For further information, see Note 18.1.1.